Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2016
Transfers and Servicing of Financial Assets [Abstract]
Schedule of servicing assets at amortized value
Activity for mortgage servicing rights and the related valuation allowance follows:

December 31 (In thousands)	2016	2015	2014
Mortgage servicing rights:
Carrying amount, net, beginning of year	$9,008	$8,613	$9,013
Additions	2,286	1,748	1,026
Amortization	(1,835)	(1,637)	(1,631)
Change in valuation allowance	(193)	284	205
Carrying amount, net, end of year	$9,266	$9,008	$8,613
Valuation allowance:
Beginning of year	$542	$826	$1,031
Change in valuation allowance	193	(284)	(205)
End of year	$735	$542	$826